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State Street Financial Center
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VIA EDGAR TRANSMISSION

Securities and Exchange Commission	George P. Attisano
100 F Street, N.E.	george.attisano@klgates.com
Washington, DC 20549

June 24, 2016

Re:	John Hancock Investment Trust II (the “Trust”), on behalf of: John Hancock Financial Industries Fund; and John Hancock Regional Bank Fund (collectively, the “Funds”) File Nos. 002-90305; 811-03999

Ladies and gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 80 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 80 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register new Class I shares of the Funds. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 261-3240.

Very truly yours,

/s/ George P. Attisano
George P. Attisano
K&L Gates LLP

Cc: Christopher Sechler,
Assistant Secretary of the Trust